Operating Lease (Details) - Schedule of maturity of our operating lease liabilities	Dec. 31, 2021 USD ($) shares
Schedule of maturity of our operating lease liabilities [Abstract]
Year of 2022	$ 52,700
Thereafter
Total lease payments	52,700
Less: imputed interest	$ 1,461
Present value of operating lease liabilities (in Shares) | shares	51,239
Less: current obligation	$ 51,239
Long-term obligation on December 31, 2021